Statements of Changes in Stockholders' Equity - Stage It Corp [Member] - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A One [Member]	Preferred Stock Series A Two [Member]	Preferred Stock Series A Three [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Balance - December 31, 2019 at Dec. 31, 2018	$ 4	$ 25	$ 20	$ 20	$ 97	$ 3,963,327	$ (6,483,971)	$ (2,520,478)
Balance, shares at Dec. 31, 2018	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(2,456,023)	(2,456,023)
December 31, 2020 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(617,171)	(617,171)
December 31, 2020 at Sep. 30, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(9,557,166)	(5,593,672)
Balance, shares at Sep. 30, 2020	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2019	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(8,939,994)	(4,976,501)
Balance, shares at Dec. 31, 2019	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(1,629,508)	(1,629,508)
December 31, 2020 at Dec. 31, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(10,569,502)	(6,606,009)
Balance, shares at Dec. 31, 2020	40,000	246,543	200,000	196,522	972,614
December 31, 2020 at Sep. 30, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(9,557,166)	(5,593,672)
Balance, shares at Sep. 30, 2020	40,000	246,543	200,000	196,522	972,614
Balance - December 31, 2019 at Dec. 31, 2020	$ 4	$ 25	$ 20	$ 20	$ 97	3,963,327	(10,569,502)	(6,606,009)
Balance, shares at Dec. 31, 2020	40,000	246,543	200,000	196,522	972,614
Net income (loss)							(2,813,659)	(2,813,659)
December 31, 2020 at Sep. 30, 2021	$ 4	$ 25	$ 20	$ 20	$ 97	4,454,592	(13,383,162)	(8,928,404)
Balance, shares at Sep. 30, 2021	40,000	246,543	200,000	196,522	972,614
December 31, 2020 at Sep. 30, 2021	$ 4	$ 25	$ 20	$ 20	$ 97	$ 4,454,592	$ (13,383,162)	$ (8,928,404)
Balance, shares at Sep. 30, 2021	40,000	246,543	200,000	196,522	972,614